Longleaf Partners Fund
Portfolio of Investments
March 31, 2021
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Air Freight & Logistics
FedEx Corporation	269,094	$ 76,433,460	4.1%
Biotechnology
Biogen Inc.*	249,422	69,775,805	3.7
Capital Markets
Affiliated Managers Group, Inc.	737,271	109,875,497	5.8
Construction Materials
LafargeHolcim Ltd (Switzerland)	1,492,787	88,124,767	4.7
Diversified Telecommunication Services
Lumen Technologies, Inc.	14,087,844	188,072,717	10.0
Hotels, Restaurants & Leisure
Hyatt Hotels Corporation - Class A	912,989	75,504,190	4.0
MGM Resorts International	2,286,705	86,871,923	4.6
		162,376,113	8.6
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	10,830,500	86,305,743	4.6
General Electric Company	6,379,263	83,759,723	4.4
		170,065,466	9.0
Insurance
Fairfax Financial Holdings Limited (Canada)	224,977	98,202,541	5.2
Leisure Products
Mattel, Inc.*	5,688,794	113,320,776	6.0
Machinery
CNH Industrial N.V.* (Netherlands)	6,589,267	101,960,845	5.4
Media
Comcast Corporation - Class A	1,548,686	83,799,399	4.4
Oil, Gas & Consumable Fuels
CNX Resources Corporation*	6,910,150	101,579,205	5.4
The Williams Companies, Inc.	2,911,643	68,976,823	3.7
		170,556,028	9.1
Real Estate Investment Trusts (REITs)
Douglas Emmett, Inc.	2,827,624	88,787,394	4.7
Total Common Stocks (Cost $1,254,805,692)		1,521,350,808	80.7
	Principal Amount
Short-Term Obligations
Repurchase agreement with State Street Bank, 0.00%, dated 03/31/21, due 04/01/21, Repurchase price $364,742,000 (Collateral: $372,036,906 U.S. Treasury Bonds, 4.25% - 4.50% due 5/15/38 to 5/15/39, Par $282,190,900) (Cost $364,742,000)	364,742,000	364,742,000	19.3
Total Investments (Cost $1,619,547,692)		1,886,092,808	100.0
Other Assets (Liabilities), Net		(470,991)	(—)
Net Assets		$1,885,621,817	100.0%

*	Non-income producing security.
Note: Companies headquartered outside the U.S. represent 19.9% of net assets.
See Notes to Portfolio of Investments.
0

Longleaf Partners Small-Cap Fund
Portfolio of Investments
March 31, 2021
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Biotechnology
Idorsia Ltd* (Switzerland)	2,516,860	$ 67,478,424	3.4%
Capital Markets
Lazard Ltd - Class A(a)	2,146,464	93,392,649	4.6
Chemicals
LANXESS AG (Germany)	1,166,974	86,024,564	4.3
Diversified Consumer Services
Graham Holdings Company - Class B	165,499	93,083,257	4.6
Diversified Telecommunication Services
Lumen Technologies, Inc.	19,116,776	255,208,960	12.7
Entertainment
Liberty Braves Group - Series C*	2,562,776	71,296,428	3.5
Food Products
Gruma, S.A.B. DE C.V. (Mexico)	6,562,507	77,698,901	3.9
Hotels, Restaurants & Leisure
Hyatt Hotels Corporation - Class A	990,000	81,873,000	4.1
Insurance
Everest Re Group, Ltd.	329,954	81,765,901	4.1
Leisure Products
Mattel, Inc.*	6,269,977	124,897,942	6.2
Oil, Gas & Consumable Fuels
CNX Resources Corporation*(b)	8,724,517	128,250,400	6.4
Real Estate Investment Trusts (REITs)
Empire State Realty Trust, Inc.(b)	10,274,803	114,358,557	5.7
Real Estate Management & Development
Realogy Holdings Corp.*(b)	8,604,368	130,184,088	6.5
Total Common Stocks (Cost $1,150,164,405)		1,405,513,071	70.0
Preferred Stock
Technology Hardware, Storage & Peripherals
Eastman Kodak Company Convertible Preferred Stock - Series B 4.00%(b)(c)(d) (Cost $95,452,160)	932,150	91,257,485	4.5
	Principal Amount
Short-Term Obligations
Repurchase agreement with State Street Bank, 0.00%, dated 03/31/21, due 04/01/21, Repurchase price $521,260,000 (Collateral: $531,685,205 U.S. Treasury Bond, 4.50% due 05/15/38, Par $395,270,600) (Cost $521,260,000)	521,260,000	521,260,000	26.0
Total Investments (Cost $1,766,876,565)		2,018,030,556	100.5
Other Assets (Liabilities), Net		(10,185,945)	(0.5)
Net Assets		$2,007,844,611	100.0%

*	Non-income producing security.
(a)	Master Limited Partnership
(b)	Affiliated issuer during the period. See Note 3.
(c)	Investment categorized as Level 3 in fair value hierarchy. See Note 4.
(d)	These shares were acquired directly from the issuer in a private placement on February 26, 2021 with a total cost at March 31, 2021 of $95,452,160. They are considered restricted securities under the Securities Act of 1933(the "33 Act"). These shares may be sold only if registered under the 33 ACT or an exemption is available. The issuer has filed with the SEC a registration statement on Form S-3 providing for the potential resale on an ongoing basis under 33 Act Rule 415 of Common Stock issuable upon conversion of the Series B Preferred Stock, subject to certain terms of a Registration Rights Agreement with the issuer. Due to the lack of an active trading market, all or a portion of this position may be illiquid. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists, and are valued using procedures adopted by the Board of Trustees (See Note 2).
Note: Companies headquartered outside the U.S. represent 11.6% of net assets.
See Notes to Portfolio of Investments.

Longleaf Partners International Fund
Portfolio of Investments
March 31, 2021
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Beverages
Becle, S.A.B. de C.V. (Mexico)	9,035,586	$ 20,609,067	1.5%
Capital Markets
Lazard Ltd - Class A(a) (United States)	1,351,492	58,803,417	4.3
Chemicals
LANXESS AG (Germany)	749,578	55,255,833	4.0
Construction Materials
LafargeHolcim Ltd (Switzerland)	1,010,480	59,652,391	4.3
Diversified Financial Services
EXOR N.V.(b) (Netherlands)	1,427,930	120,465,941	8.7
Food Products
Glanbia plc (Ireland)	5,089,606	75,860,664	5.5
Gruma, S.A.B. DE C.V. (Mexico)	5,556,769	65,791,144	4.7
		141,651,808	10.2
Hotels, Restaurants & Leisure
Accor S.A.* (France)	1,757,417	66,279,281	4.8
Domino's Pizza Group PLC(b) (United Kingdom)	14,881,498	71,189,247	5.2
Jollibee Foods Corporation (Philippines)	7,231,880	26,357,344	1.9
Melco International Development Limited(b) (Hong Kong)	41,413,700	84,381,858	6.1
		248,207,730	18.0
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	8,336,000	66,427,651	4.8
Insurance
Fairfax Financial Holdings Limited (Canada)	171,409	74,820,090	5.4
Interactive Media & Services
Baidu, Inc. ADR* (China)	214,001	46,555,918	3.4
Internet & Direct Marketing Retail
Alibaba Group Holding ADR* (China)	138,420	31,383,967	2.3
Prosus N.V. (Netherlands)	700,613	77,888,520	5.6
		109,272,487	7.9
Professional Services
Applus Services, S.A.* (Spain)	3,338,850	34,573,595	2.5
Real Estate Management & Development
CK Asset Holdings Limited (Hong Kong)	7,743,500	47,014,214	3.4
Great Eagle Holdings Limited (Hong Kong)	9,449,835	32,759,168	2.4
		79,773,382	5.8
Textiles, Apparel & Luxury Goods
Compagnie Financiere Richemont SA (Switzerland)	655,644	62,945,709	4.5
Wireless Telecommunication Services
Millicom International Cellular S.A.* (Sweden)	1,399,073	53,826,212	3.9
Total Common Stocks (Cost $932,950,794)		1,232,841,231	89.2
Warrants
Textiles, Apparel & Luxury Goods
Compagnie Financiere Richemont SA Warrants , exercise price $70.89, 11/22/23* (Switzerland) (Cost $0)	1,311,288	499,459	0.0
	Notional Amount
Options Purchased
Currency
Hong Kong Dollar Put, 3/25/22, with BNP Paribas, Strike Price $7.80 (Cost $658,750)	155,000,000	372,000	0.0

continued
	Principal Amount	Value	% of Net Assets
Short-Term Obligations
Repurchase agreement with State Street Bank, 0.00%, dated 03/31/21, due 04/01/21, Repurchase price $150,088,000 (Collateral: $153,089,829 U.S. Treasury Bonds, 4.50% - 5.00% due 5/15/37 to 5/15/38, Par $112,882,600) (Cost $150,088,000)	150,088,000	$ 150,088,000	10.9%
Total Investments (Cost $1,083,697,544)		1,383,800,690	100.1
Other Assets (Liabilities), Net		(1,824,350)	(0.1)
Net Assets		$1,381,976,340	100.0%

*	Non-income producing security.
(a)	Master Limited Partnership
(b)	All or a portion of this security is restricted to cover the notional amount of forward currency contracts, total value $43,051,440.

Forward Currency Contracts
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Gain
USD 43,043,285	RMB 287,744,362	State Street	12/15/21	$45,769
Currency Abbreviation
RMB - Chinese Renminbi
USD - U.S. Dollar

Country Weightings
Net Assets
Hong Kong	16.7%
Netherlands	14.3
Switzerland	8.8
Mexico	6.2
China	5.7
Ireland	5.5
Canada	5.4
United Kingdom	5.2
France	4.8
United States	4.3
Germany	4.0
Sweden	3.9
Spain	2.5
Philippines	1.9
Cash & Other	10.8
100.0%
See Notes to Portfolio of Investments.

Longleaf Partners Global Fund
Portfolio of Investments
March 31, 2021
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Air Freight & Logistics
FedEx Corporation (United States)	55,641	$ 15,804,270	4.1%
Biotechnology
Biogen Inc.* (United States)	36,260	10,143,735	2.7
Capital Markets
Affiliated Managers Group, Inc. (United States)	32,030	4,773,431	1.3
Construction & Engineering
Ferrovial S.A. (Spain)	193,375	5,041,116	1.3
Construction Materials
LafargeHolcim Ltd (Swiss Exchange) (Switzerland)	107,042	6,290,126	1.7
LafargeHolcim Ltd (French Exchange) (Switzerland)	175,293	10,348,198	2.7
		16,638,324	4.4
Diversified Financial Services
EXOR N.V. (Netherlands)	428,992	36,191,497	9.5
Diversified Telecommunication Services
Lumen Technologies, Inc. (United States)	2,685,831	35,855,844	9.4
Hotels, Restaurants & Leisure
Accor S.A.* (France)	215,419	8,124,319	2.1
Hyatt Hotels Corporation - Class A (United States)	109,563	9,060,860	2.4
Melco International Development Limited (Hong Kong)	8,374,388	17,063,108	4.5
MGM Resorts International (United States)	349,035	13,259,839	3.5
		47,508,126	12.5
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	2,835,529	22,595,673	5.9
General Electric Company (United States)	1,284,385	16,863,975	4.4
		39,459,648	10.3
Insurance
Fairfax Financial Holdings Limited (Canada)	46,348	20,230,919	5.3
Internet & Direct Marketing Retail
Prosus N.V. (Netherlands)	154,624	17,189,853	4.5
Media
Comcast Corporation - Class A (United States)	313,453	16,960,942	4.4
Oil, Gas & Consumable Fuels
CNX Resources Corporation* (United States)	1,387,670	20,398,749	5.3
The Williams Companies, Inc. (United States)	587,732	13,923,371	3.7
		34,322,120	9.0
Wireless Telecommunication Services
Millicom International Cellular S.A.* (Sweden)	454,496	17,485,719	4.6
Total Common Stocks (Cost $244,969,960)		317,605,544	83.3
	Notional Amount
Options Purchased
Currency
Hong Kong Dollar Put, 3/25/22, with BNP Paribas, Strike Price $7.80 (Cost $80,750)	19,000,000	45,600	0.0
	Principal Amount
Short-Term Obligations
Repurchase agreement with State Street Bank, 0.00%, dated 03/31/21, due 04/01/21, Repurchase price $63,899,000 (Collateral: $65,177,097 U.S. Treasury Bond, 4.25% due 05/15/39, Par $49,482,000) (Cost $63,899,000)	63,899,000	63,899,000	16.8
Total Investments (Cost $308,949,710)		381,550,144	100.1
Other Assets (Liabilities), Net		(303,507)	(0.1)
Net Assets		$381,246,637	100.0%

continued

*	Non-income producing security.

Country Weightings
Net Assets
United States	41.2%
Netherlands	14.0
Hong Kong	10.4
Canada	5.3
Sweden	4.6
Switzerland	4.4
France	2.1
Spain	1.3
Cash & Other	16.7
100.0%
See Notes to Portfolio of Investments.

Notes to Portfolios of Investments
(Unaudited)
1.    Organization
Longleaf Partners Fund, Longleaf Partners Small-Cap Fund, Longleaf Partners International Fund, and Longleaf Partners Global Fund (the “Funds”) are non-diversified and each is a series of Longleaf Partners Funds Trust, a Massachusetts business trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.
2.    Significant Accounting Policies
The Funds follow the accounting and reporting guidance in FASB Accounting Standards Codification 946.
Management Estimates
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”); these principles may require the use of estimates by Fund management. Actual results could differ from those estimates.
Security Valuation
The following is a description of the valuation techniques applied to the Funds’ investments (see also Note 4. Fair Value Measurements).
Portfolio securities listed or traded on a securities exchange (U.S. or foreign), on the NASDAQ national market, or any representative quotation system providing same day publication of actual prices, are valued at the last sale price, and categorized as Level 1 of the fair value hierarchy. If there are no transactions in the security that day, securities are valued at the midpoint between the closing bid and ask prices or, if there are no such prices, the prior day’s close, and categorized as Level 2.
In the case of bonds and other fixed income securities, valuations are furnished by a pricing service which takes into account factors in addition to quoted prices (such as trading characteristics, yield, quality, coupon rate, maturity, type of issue, and other market data relating to the priced security or other similar securities) where taking such factors into account would lead to a more accurate reflection of the fair market value of such securities. Such securities are categorized as Level 2.
When market quotations are not readily available, valuations of portfolio securities are determined in accordance with procedures established by and under the general supervision of the Funds’ Board of Trustees (the "Board"). In determining fair value, the Board considers relevant qualitative and quantitative information including news regarding significant market or security specific events. The Board may also utilize a service provided by an independent third party to assist in fair valuation of certain securities. These factors are subject to change over time and are reviewed periodically. Because the utilization of fair value depends on market activity, the frequency with which fair valuation may be used cannot be predicted. Estimated values may differ from the values that would have been used had a ready market for the investment existed. Such securities are categorized as either Level 2 or 3.
Repurchase agreements are valued at cost which, combined with accrued interest, approximates market value. Short-term U.S. Government obligations purchased with a remaining maturity of more than 60 days are valued through pricing obtained through pricing services approved by the Funds’ Trustees. Obligations purchased with a remaining maturity of 60 days or less or existing positions that have less than 60 days to maturity generally are valued at amortized cost, which approximates market value. However, if amortized cost is deemed not to reflect fair value, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Such securities are categorized as Level 2.

The Funds determine net asset values (“NAVs”) once a day, at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually at 4:00 p.m. Eastern time) on days the Exchange is open for business. The Exchange is closed for specified national holidays and on weekends. Foreign securities are generally priced at the latest market close in the foreign market, which may be at different times or days than the close of the Exchange. If country specific (i.e. natural disaster, economic or political developments), issuer specific (i.e. earnings report, merger announcement), or U.S. markets-specific (i.e. significant movement in U.S. markets that would likely affect the value of foreign securities) events occur which could materially affect the NAV between the close of the foreign market and normal pricing at the close of the Exchange, foreign securities may be fair valued by the Board using observable data (i.e. trading in depository receipts) or using an external pricing service approved by the Board. The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. Such securities are categorized as Level 2.
Security Transactions
For financial reporting purposes, the Funds record security transactions on trade date.
Federal Income Taxes
The tax basis unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of March 31, 2021 were as follows:
	Partners Fund	Small-Cap Fund	International Fund	Global Fund
Gross unrealized appreciation	$340,640,879	$259,637,090	$320,244,978	$75,289,122
Gross unrealized depreciation	(92,023,300)	(13,861,884)	(20,141,832)	(3,767,235)
Net unrealized appreciation	$248,617,579	$245,775,206	$300,103,146	$71,521,887
Cost for federal income tax purposes	$1,637,475,229	$1,772,255,350	$1,083,697,544	$310,028,257
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of each transaction. The market values of investment securities, assets and liabilities are translated into U.S. dollars daily. The Funds do not isolate the portion of net realized and unrealized gains or losses in security investments which are attributable to changes in foreign exchange rates. Accordingly, the impact of such changes is included in the realized and unrealized gains or losses on the underlying securities.
Repurchase Agreements
The Funds may engage in repurchase agreement transactions. The Fixed Income Clearing Corporation (“FICC”) sells U.S. government or agency securities to each Fund under agreements to repurchase these securities at a stated repurchase price including interest for the term of the agreement, which is usually overnight or over a weekend. Each Fund, through FICC, receives delivery of the underlying U.S. government or agency securities as collateral, whose market value is required to be at least equal to the repurchase price. If FICC becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.
Options
The Funds may purchase and sell (“write”) call and put options on various instruments including securities to gain long or short exposure to the underlying instruments. An option contract gives the buyer the right, but not the obligation, to buy(call) or sell(put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. The cost of purchased options that expire unexercised are treated, on expiration date, as realized losses on investments.
The market value of an exchange traded option is the last sales price, and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) options are valued at the mean of their closing bid and ask prices supplied by the counterparty in accordance with fair value procedures established by and under the general supervision of the Funds’ Trustees, and are categorized in Level 2 of the fair value hierarchy.
Risk of Options
Gains on investment in options may depend on correctly predicting the market value direction of the underlying security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position and a Fund may experience losses as a result of such illiquidity. Listed options involve minimal counter-party risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing OTC options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.
Forward Currency Contracts
The Funds may use forward currency contracts for hedging purposes to offset currency exposure in portfolio holdings. Forward currency contracts are commitments to purchase or sell a foreign currency at a future maturity date at a prespecified price. The resulting obligation is marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service, and are categorized in Level 2 of the fair value hierarchy. An unrealized gain or loss is recorded for the difference between the contract opening value and its current value. When a contract is closed or delivery is taken, this gain or loss is realized. For federal tax purposes, gain or loss on open forward contracts in qualifying currencies are treated as realized and are subject to distribution at our excise tax year-end date.
Risk of Forward Currency Contracts
Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies or, considered separately, may produce a loss. Not all foreign currencies can be effectively hedged; and the costs of hedging may outweigh the benefits. If our hedging strategy does not correlate well with market and currency movements, price volatility of the portfolio could increase. Where a liquid secondary market for forwards does not exist, the Funds may not be able to close their positions and in such an event, the loss is theoretically unlimited. In addition, the Funds could be exposed to risks if the counterparty to these contracts is unable to perform.
Counterparty Risk and Collateral
The Funds have entered into collateral agreements with counterparties to mitigate risk on OTC derivatives. Collateral is generally determined based on the net unrealized gain or loss with each counterparty, subject to minimum exposure amounts. Collateral, both pledged by and for the benefit of a Fund, is held in a segregated account at the Funds’ custodian bank and is comprised of assets specific to each agreement.

3.    Affiliated Issuer
Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its voting stock during all or part of the period. Affiliated companies during the period ended March 31, 2021 were as follows:
	Shares at 3/31/21	Value at 12/31/20	Purchases	Sales	Dividends/Interest	Net Realized Gain (Loss) 1/1/21 to 3/31/21	Net Unrealized Appreciation (Depreciation) 1/1/21 to 3/31/21	Value at 3/31/21
Small-Cap Fund
CNX Resources Corporation*(a)	8,724,517	$137,717,356	$—	$55,626,885	$—	$(34,262,640)	$80,422,569	$128,250,400
Eastman Kodak Company Convertible Preferred Stock – Series A 5.5%(a)(b)(c)(d)	—	190,717,890	—	188,667,160	3,759,672	2,237,160	(4,287,890)	—
Eastman Kodak Company Convertible Preferred Stock – Series B 5.5%(b)(c)(d)	932,150	—	95,452,160	—	—	—	(4,194,675)	91,257,485
Empire State Realty Trust, Inc. Holdings Limited	10,274,803	121,081,060	—	29,983,697	—	(2,292,074)	25,553,268	114,358,557
Realogy Holdings Corp.*	8,604,368	112,889,308	—	—	—	—	17,294,780	130,184,088
		$562,405,614	$95,152,160	$274,277,742	$3,759,672	$(34,317,554)	$114,788,052	$464,050,530
*	Non-income producing security.
(a)	Not an affiliate at the end of the period.
(b)	Restricted security, see Portfolio of Investments for additional disclosures.
(c)	Investment categorized as Level 3 in fair value hierarchy. See Note 4.
(d)	$188.7 million of Eastman Kodak Company Convertible Preferred Stock - Series A 5.5% was exchanged for $95.5 million of Eastman Kodak Company Convertible Preferred Stock - Series B 4.0% and $93.2 million in cash.
4.    Fair Value Measurements
FASB ASC 820 established a single definition of fair value for financial reporting, created a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and required additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.
A summary of the inputs used in valuing the Funds’ investments at March 31, 2021 follows:
	Level 1	Level 2	Level 3	Total Value
Partners Fund
Common Stocks	$1,521,350,808	$—	$—	$1,521,350,808
Short-Term Obligations	—	364,742,000	—	364,742,000

	Level 1	Level 2	Level 3	Total Value
Partners Fund
	$1,521,350,808	$364,742,000	$—	$1,886,092,808

	Level 1	Level 2	Level 3	Total Value
Small-Cap Fund
Common Stocks	$1,405,513,071	$—	$—	$1,405,513,071
Preferred Stock	—	—	91,257,485	91,257,485
Short-Term Obligations	—	521,260,000	—	521,260,000
	$1,405,513,071	$521,260,000	$91,257,485	$2,018,030,556

	Level 1	Level 2	Level 3	Total Value
International Fund
Common Stocks	$1,232,841,231	$—	$—	$1,232,841,231
Warrants	499,459	—	—	499,459
Options Purchased	—	372,000	—	372,000
Short-Term Obligations	—	150,088,000	—	150,088,000
Forward Currency Contracts	—	45,769	—	45,769
	$1,233,340,690	$150,505,769	$—	$1,383,846,459

	Level 1	Level 2	Level 3	Total Value
Global Fund
Common Stocks	$317,605,544	$—	$—	$317,605,544
Options Purchased	—	45,600	—	45,600
Short-Term Obligations	—	63,899,000	—	63,899,000
	$317,605,544	$63,944,600	$—	$381,550,144
The following table provides quantitative information related to the significant unobservable inputs used to determine the value of Level 3 assets and the sensitivity of the valuations to changes in those significant unobservable inputs. These securities were valued by a third party specialist utilizing a binomial lattice pricing model (a type of the income approach), which includes an analysis of various factors and subjective assumptions, including the current common stock price, expected period until exercise, expected volatility of the common stock, expected dividends, risk-free rate, credit quality of the issuer, and common stock borrow cost. Because the Valuation Committee considers a variety of factors and inputs, both observable and unobservable, in determining fair values, the significant unobservable inputs presented below do not reflect all inputs significant to the fair value determination.
Fund	Investments in Securities	Fair Value (000s)	Valuation Technique	Unobservable Input	Value or Range of Input	Impact to Valuation from an Increase in Input*
Small-Cap Fund	Preferred Stock	$91,257	Binomial Latice Pricing	Straight Debt Yield	17%	Decrease
				Expected Volatility	65%	Increase
*	Represents the directional change in the fair value that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in insolation could result in significantly higher or lower fair value.
The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of March 31, 2021:
Small-Cap Fund
Fair value at December 31, 2020	$190,717,890
Purchases	95,452,160
Sales	(188,667,160)
Change in unrealized depreciation	(8,482,565)
Realized gain	2,237,160
Fair value at March 31, 2021	$91,257,485